Share capital, share premium and transaction costs on new equity instruments	6 Months Ended
Jun. 30, 2023
Share Capital and Share Premium [Abstract]
Share capital, share premium and transaction costs on new equity instruments	Share capital, share premium and transaction costs on new equity instruments
Share capital
As at June 30, 2023, the issued share capital of the Company amounts to €32,062 thousand (December 31, 2022: 32,061 thousand), divided into 267,187,292 ordinary shares of €0.12 (December 31, 2022: 267,177,592 ordinary shares of €0.12 per share). They entitle the holder to participate in dividends, and to share in the proceeds of winding up the Company in proportion to the number of shares held. The authorized share capital of the Company as at June 30, 2023 amounted to €108,000 thousand (December 31, 2022: €108,000 thousand), divided into 900,000,000 ordinary shares of €0.12 per share (December 31, 2022: 900,000,000 ordinary shares of €0.12 per share).
Issuance of Ordinary Shares under the Employee Share Award Plan
On June 9, 2023, 9,700 ordinary shares, with a nominal value of €0.12 per share, were issued for no consideration. These shares relate to the Long-term Incentive Plan as described in note 7.3.
Share capital and share premium movements
Movement of share capital and share premium are as follows:

	Notes	Shares	Price per share (in €)	Share Capital (in €'000)	Share Premium (in €'000) (restated)[1]
As at January 1, 2022		100	1.00	1	61,888
Immediately prior to the Allego Holding and Spartan Acquisition Corp. III merger (“the SPAC Transaction”)
Shareholder loan equity conversion March 16, 2022		2	1.00	—	101,931
E8 Special Fee Arrangement March 16, 2022		22	1.00	—	—
As at March 16, 2022 immediately prior to the closing of the SPAC Transaction		124	1.00	1	163,819
Resulting from the Allego Holding and Spartan Acquisition Corp. III merger (“the SPAC Transaction”)
Elimination old shares March 16, 2022		(124)	1.00	—	—
Share Capital increase on conversion March 16, 2022		235,935,061	0.12	28,311	(28,311)
Share Capital Spartan March 16, 2022		14,907,582	0.12	1,789	85,808
Share Capital for PIPE March 16, 2022		12,500,000	0.12	1,500	108,515
Share Capital for PIPE March 22, 2022		2,500,000	0.12	300	22,375
Other equity movements in the six months ended June 30, 2022
Private warrants exercise April 15, 2022		1,334,949	0.12	160	13,694
As at June 30, 2022		267,177,592	0.12	32,061	365,900
As at January 1, 2023		267,177,592	0.12	32,061	365,900
Issuance of shares under Employee Share Award Plan June 9, 2023		9,700	0.12	1	—
As at June 30, 2023		267,187,292	0.12	32,062	365,900
All the shares issued have been fully paid at the date of the capital issuance.